Dividends	3 Months Ended
Mar. 31, 2014
Dividends Payable [Line Items]
Dividends Text Block	Dividends On April 29, 2014, our Board of Directors declared cash dividends of $0.18 per share, payable on June 30, 2014, to shareholders of record as of June 16, 2014.